SCHEDULE OF DEFERRED TAX LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Deferred Tax Liabilities
Deferred tax liabilities	$ 225,810	$ 1,325	$ 1,665